John Hancock Investment Grade Bond Fund Annual Fund Operating Expenses - John Hancock Bond Trust Class NAV [Member] - John Hancock Investment Grade Bond Fund	May 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Class NAV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.38%

[1]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.38% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, (i) short dividend expense, and (j) contingent tax reclaim recovery expenses. This agreement expires on September 30, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.